JPMorgan 100 U.S. Treasury Securities Money Market Fund Annual Fund Operating Expenses - IM Shares [Member] - JPMorgan 100 U.S. Treasury Securities Money Market Fund - IM	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.12%